CAPITAL STOCK (Details) (USD $)	0 Months Ended
	Jun. 08, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, par value per share		$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding	36,697,040	37,040,040	37,040,040	36,000,000
Shares retained by shareholders of Sterling Consolidated, post share exchange	2,880,000
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Preferred stock, par value per share		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued		0	0	0
Sterling Seal and Supply Inc. [Member]
Stockholders Equity Note [Line Items]
Issuance of stock pursuant to share exchange	30,697,040
Integrity [Member]
Stockholders Equity Note [Line Items]
Issuance of stock pursuant to share exchange	1,500,000
Q5 Ventures, LLC [Member]
Stockholders Equity Note [Line Items]
Issuance of stock pursuant to share exchange	540,000
ADDR Properties, LLC [Member]
Stockholders Equity Note [Line Items]
Issuance of stock pursuant to share exchange	1,080,000